REVENUES - Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-Current Assets	$ 18,823	$ 21,105
United Kingdom
Disclosure of geographical areas [line items]
Non-Current Assets	5,916	5,624
Brazil
Disclosure of geographical areas [line items]
Non-Current Assets	2,950	3,596
Switzerland
Disclosure of geographical areas [line items]
Non-Current Assets	1,897	2,197
France
Disclosure of geographical areas [line items]
Non-Current Assets	1,881	2,170
Singapore
Disclosure of geographical areas [line items]
Non-Current Assets	2,092	1,800
China
Disclosure of geographical areas [line items]
Non-Current Assets	1,041	1,573
Denmark
Disclosure of geographical areas [line items]
Non-Current Assets	1,097	1,232
United States
Disclosure of geographical areas [line items]
Non-Current Assets	295	375
Australia
Disclosure of geographical areas [line items]
Non-Current Assets	4	5
Other Asia
Disclosure of geographical areas [line items]
Non-Current Assets	814	1,270
Other Europe
Disclosure of geographical areas [line items]
Non-Current Assets	17	632
Other
Disclosure of geographical areas [line items]
Non-Current Assets	$ 819	$ 631